SHAREHOLDERS' EQUITY - Income reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHAREHOLDERS' EQUITY
Percentage of limited legal reserve plus capital reserve of share capital	30.00%
Legal Reserve
SHAREHOLDERS' EQUITY
Percentage of remaining balance of net income	5.00%
Percentage of limited balance of share capital	20.00%
Reserve balance	R$ 1,847,109	R$ 1,404,099
Legal Reserve | Top of range [member]
SHAREHOLDERS' EQUITY
Percentage of limited balance of share capital	20.00%
Capital increase reserve
SHAREHOLDERS' EQUITY
Percentage of limited balance of share capital	80.00%
Reserve balance	R$ 15,670,952	19,732,050
Capital increase reserve | Top of range [member]
SHAREHOLDERS' EQUITY
Percentage of remaining balance of net income	90.00%
Percentage of limited balance of share capital	80.00%
Special statutory reserve
SHAREHOLDERS' EQUITY
Percentage of limited balance of share capital	20.00%
Reserve balance	R$ 1,887,576	2,192,442
Special statutory reserve | Top of range [member]
SHAREHOLDERS' EQUITY
Percentage of remaining balance of net income	10.00%
Percentage of limited balance of share capital	20.00%
Tax incentives
SHAREHOLDERS' EQUITY
Reserve balance	R$ 998,237	R$ 879,278
Investment reserve [Member]
SHAREHOLDERS' EQUITY
Reserve balance	R$ 14,972,324